Employee Future Benefits - Defined Contribution Plan Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recognized	$ 47	$ 44
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	35
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	$ 20